Document and Entity Information	Sep. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2024
Entity Registrant Name	Viridian Therapeutics, Inc.\DE
Entity Incorporation State Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address Address Line 1	221 Crescent Street
Entity Address Address Line 2	Suite 103A
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02453
City Area Code	617
Local Phone Number	272-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	VRDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001590750